UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
 (Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30, 2009

Date of reporting period: JUNE 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

June 30, 2009

Showing Percentage of Total Cash and Investments of the Company
			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (49.86%)
Bank Debt (38.26%) (1)
Alumina and Aluminum Production and Processing (1.29%)
Revere Industries, LLC, 1st Lien Term Loan, LIBOR + 5.5%, due 12/14/11
(Acquired 6/25/09, Amortized Cost $28,796)	$169,386	$16,939	-
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 11.5%, due 6/14/11
(Acquired 12/14/05, Amortized Cost $19,246,448) (4)	$19,246,448	5,042,570	1.29%
Total Alumina and Aluminum Production and Processing		5,059,509

Basic Chemical Manufacturing (0.02%)
Hawkeye Renewables, LLC, 2nd Lien Term Loan, Prime + 6.25%, due 6/30/13
(Acquired 7/18/06, Amortized Cost $1,157,270)	$1,186,944	60,831	0.02%

Communications Equipment Manufacturing (5.82%)
Dialogic Corporation, Senior Secured Notes, 17%, due 9/30/10
(Acquired 12/05/08, Amortized Cost $1,398,930)	$1,398,930	1,380,044	0.35%
Dialogic Corporation, Senior Secured Notes, LIBOR + 12%, due 9/30/10
(Acquired 9/28/06 and 10/5/07, Amortized Cost $10,461,729)	$10,490,895	10,262,718	2.63%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14
(Acquired 12/13/07, Amortized Cost $13,502,260)	$14,364,106	11,096,272	2.84%
Total Communications Equipment Manufacturing		22,739,034

Computer and Peripheral Equipment Manufacturing (1.55%)
Palm, Inc., Tranche B Term Loan, LIBOR + 3.5%, due 4/24/14
(Acquired 11/1/07, Amortized Cost $7,338,582)	$8,153,980	6,074,715	1.55%

Data Processing, Hosting, and Related Services (5.25%)
GXS Worldwide, Inc., 1st Lien Term Loan, Prime + 4.75%, due 3/31/13
(Acquired 10/12/07, Amortized Cost $5,706,954) (2)	$5,823,422	5,444,900	1.40%
GXS Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 10.25%, due 9/30/13
(Acquired 10/12/07, Amortized Cost $16,115,893) (2)	$16,361,312	15,052,407	3.85%
Total Data Processing, Hosting, and Related Services		20,497,307

Electric Power Generation, Transmission and Distribution (0.03%)
La Paloma Generating Company, Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Amortized Cost $1,227,816) (4)	$13,943,926	109,407	0.03%

Management, Scientific, and Technical Consulting Services (0.78%)
Booz Allen Hamilton Mezzanine Loan, 13%, due 7/31/16
(Acquired 8/1/08, Amortized cost $3,051,740)	$3,082,566	3,041,466	0.78%

Offices of Real Estate Agents and Brokers (1.17%)
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13
(Acquired 6/28/07 and 7/13/07, Cost $7,613,333)	$10,000,000	4,583,333	1.17%

Other Electrical Equipment and Component Manufacturing (1.04%)
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12
(Acquired 12/31/07, Amortized Cost $2,334,616) (2A), (3)	$2,334,616	2,235,395	0.57%
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13
(Acquired 12/31/07, Amortized Cost $2,077,151) (2A), (3)	$2,077,151	1,843,472	0.47%
Total Other Electrical Equipment and Component Manufacturing		4,078,867

Plastics Product Manufacturing (2.81%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 5/31/10
(Acquired 12/27/07 and 1/3/08, Amortized Cost $8,193,152) (2), (3)	$8,193,391	7,578,886	1.94%
WinCup Inc., Term Loan C-2, LIBOR + 14.5% PIK, due 5/29/10
(Acquired 9/18/08, Amortized Cost $3,342,023) (2), (3)	$3,342,023	3,408,863	0.87%
Total Plastics Product Manufacturing		10,987,749

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2009

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Radio and Television Broadcasting (0.13%)
High Plains Broadcasting Operating Company, Term Loan, Prime + 4%, due 9/14/16
(Acquired 9/15/08, Amortized Cost $130,263)	$143,146	$100,202	0.03%
Newport Television LLC, Term Loan B, Prime + 5%, due 9/14/16
(Acquired 5/1/08 and 5/29/08, Amortized Cost $492,047)	$540,711	378,498	0.10%
Total Radio and Television Broadcasting		478,700

Satellite Telecommunications (6.46%)
WildBlue Communications, Inc., 1st Lien Delayed Draw Term Loan,
LIBOR + 4% Cash + 2.5% PIK, due 12/31/09
(Acquired 6/6/06, Amortized Cost $11,719,776) (2)	$11,738,728	11,377,175	2.91%
WildBlue Communications, Inc., 2nd Lien Delayed Draw Term Loan,
8.5% Cash + 7.25% PIK, due 8/15/11
(Acquired 8/16/06, Amortized Cost $13,365,988) (2)	$13,754,846	13,873,138	3.55%
Total Satellite Telecommunications		25,250,313

Semiconductor and Other Electronic Component Manufacturing (1.70%)
Isola USA Corporation, Revolver, LIBOR + 4.75%, due 12/18/12
(Acquired 6/29/09, Cost $926,935)	$1,835,515	917,758	0.23%
Isola USA Corporation, 1st Lien Term Loan, Prime + 9.75%, due 12/18/12
(Acquired 7/12/07, 11/19/07 and 6/29/09, Amortized Cost $4,036,004)	$5,394,606	2,697,303	0.69%
Isola USA Corporation, 2nd Lien Term Loan, Prime + 14.25%, due 12/18/13
(Acquired 12/21/06, 4/16/07 and 5/22/07, Amortized Cost $14,661,398)	$15,133,531	3,026,706	0.78%
Total Semiconductor and Other Electronic Component Manufacturing		6,641,767

Wired Telecommunications Carriers (10.21%)
Cavalier Telephone Corporation, Senior Secured 1st Lien Term Loan,
Prime + 6.25%, due 12/31/12
(Acquired 4/24/08, Amortized Cost $490,388)	$627,535	352,466	0.09%
Global Crossing Limited, Tranche B Term Loan, LIBOR + 6.25%, due 5/9/12
(Acquired 6/4/07 and 5/13/09, Amortized Cost $6,252,620)	$6,310,638	5,357,732	1.37%
Hawaiian Telcom Communications, Inc., Revolver, Prime + 1.25%, due 4/30/12
(Acquired 5/9/08 and 5/16/08, Cost $1,031,942)	$1,327,326	792,717	0.20%
Integra Telecom, Inc., 1st Lien Term Loan, Prime + 3.75%, due 8/31/13
(Acquired 5/20/09 and 6/30/09, Amortized Cost $515,103)	$590,982	537,771	0.14%
Integra Telecom, Inc., 2nd Lien Term Loan, Prime + 6%, due 2/28/14
(Acquired 7/31/06, 4/22/09 and 6/17/09, Amortized Cost $13,678,846) (4)	$15,782,070	11,410,436	2.92%
Integra Telecom, Inc., Term Loan, LIBOR + 10% PIK, due 8/31/14
(Acquired 9/05/07, Amortized Cost $18,877,029)	$18,877,029	3,076,956	0.79%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13
(Acquired 8/01/07, 5/28/09 and 6/2/09, Amortized Cost $10,007,997)	$11,056,978	9,145,503	2.34%
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14
(Acquired 7/31/07, Amortized Cost $8,892,017)	$8,892,017	8,096,182	2.07%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan,
EURIBOR + 5.5%, due 2/16/17
(Acquired 8/29/07, Amortized Cost $1,529,010) - (Netherlands) (6)	€1,113,961	1,135,680	0.29%
Total Wired Telecommunications Carriers		39,905,443

Total Bank Debt (Cost $209,404,056)		149,508,441

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2009

Showing Percentage of Total Cash and Investments of the Company
			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Other Corporate Debt Securities (11.60%)
Data Processing, Hosting, and Related Services (2.30%)
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17
(Acquired 6/17/09, Amortized Cost $9,023,460) (7)	$9,485,000	$9,010,750	2.30%

Depository Credit Intermediation (0.53%)
Wells Fargo & Company, FDIC-Guaranteed Notes, 3%, due 12/9/11	$2,000,000	2,059,480	0.53%

Full-Service Restaurants (0.7%)
Landry's Restaurants, Inc., Senior Secured Notes, 14%, due 8/15/11
(Acquired 6/9/09, Amortized Cost $2,720,640) (7)	$2,834,000	2,720,640	0.70%

Gambling Industries (1.12%)
Harrah's Operating Company Inc., Senior Secured Notes, 10%, due 12/15/18
(Acquired 4/15/09 and 6/25/09, Amortized Cost $8,897,209) (7)	$7,411,000	4,372,490	1.12%

Home Furnishings Stores (0.04%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$2,782,000	155,124	0.04%

Industrial Machinery Manufacturing (1.27%)
GSI Group Corporation, Senior Notes, 11%, due 8/20/13
(Acquired 8/20/08, Amortized Cost $4,911,873) (7)	$5,632,000	4,961,792	1.27%

Non-Depository Credit Intermediation (0.66%)
General Electric Capital Corporation, FDIC-Guaranteed Notes, 1.8%, due 3/11/11	$500,000	504,940	0.13%
General Electric Capital Corporation, FDIC-Guaranteed Notes, 3.0%, due 12/9/11	$2,000,000	2,066,280	0.53%
Total Non-Depository Credit Intermediation		2,571,220

Offices of Real Estate Agents and Brokers (0.44%)
Realogy Corporation, Senior Notes, 10.5%, due 4/15/14	$1,707,000	742,545	0.19%
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$3,556,000	995,680	0.25%
Total Offices of Real Estate Agents and Brokers		1,738,225

Other Amusement and Recreation Industries (0.17%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes,
14% Cash or 15.625% PIK, due 10/1/13
(Acquired 10/1/07, Amortized Cost $13,264,682) (4), (7)	$12,989,333	662,456	0.17%

Plastics Product Manufacturing (0.34%)
Pliant Corporation, Senior Secured 2nd Lien Notes, 11.125%, due 9/1/09 (4)	$7,424,000	742,400	0.19%
Radnor Holdings, Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09
(Acquired 4/4/06, Amortized Cost $6,811,237) (4), (7)	$6,973,000	587,824	0.15%
Total Plastics Product Manufacturing		1,330,224

Securities and Commodity Contracts Intermediation and Brokerage (0.39%)
Goldman Sachs Group Inc., FDIC-Guaranteed Notes, 1.7%, due 3/15/11	$500,000	503,110	0.13%
JP Morgan Chase & Company, FDIC-Guaranteed Notes, 1.65%, due 2/23/11	$1,000,000	1,005,840	0.26%
Total Securities and Commodity Contracts Intermediation and Brokerage		1,508,950

Sporting Goods, Hobby, and Musical Instrument Stores (0.36%)
Michaels Stores, Inc., Senior Unsecured Notes, 10%, due 11/1/14	$1,703,000	1,430,060	0.36%

Wired Telecommunications Carriers (3.28%)
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK,
due 8/16/17
(Acquired 8/29/07, Amortized Cost $15,167,909) - (Netherlands) (6), (7)	€10,973,724	12,804,624	3.28%

Total Other Corporate Debt Securities (Cost $80,556,339)		45,326,035

Total Debt Investments (Cost $289,960,395)		194,834,476

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2009

Showing Percentage of Total Cash and Investments of the Company
			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (31.34%)
Activities Related to Credit Intermediation (8.64%)
Online Resources Corporation, Series A-1 Convertible Preferred Stock
(Acquired 7/3/06, Cost $22,255,193) (2), (3), (4), (7), (9)	22,255,193	$30,341,617	7.76%
Online Resources Corporation, Common Stock (3), (4), (5), (9)	549,555	3,429,223	0.88%
Total Activities Related to Credit Intermediation		33,770,840

Basic Chemical Manufacturing (0.00%)
THL Hawkeye Equity Investors, LP Interest
(Acquired 7/25/06, Cost $2,255,196) (4), (7)	2,373,887	-	-

Communications Equipment Manufacturing (6.07%)
Dialogic Corporation, Class A Convertible Preferred Stock
(Acquired 9/28/06, Cost $2,967,357) - (Canada) (4), (7)	3,037,033	3,481,958	0.89%
Gores I SF Luxembourg S.àr.1. Ordinary Shares
(Acquired 12/31/08, Cost $115,735) (2), (3), (4), (6), (7), (9)	116,474	206,762	0.05%
Gores I SF Luxembourg S.àr.1. Tracking Preferred Equity Certificates
(Acquired 12/31/08, Cost $11,457,757) (2), (3), (6), (7), (9)	11,530,912	20,024,394	5.13%
Total Communications Equipment Manufacturing		23,713,114

Data Processing, Hosting, and Related Services (0.38%)
GXS Holdings, Inc., Common Stock
(Acquired 3/28/08, Cost $681,620) (4), (7), (8)	708,885	1,431,948	0.37%
GXS Holdings, Inc., Series A Preferred Stock
(Acquired 3/28/08, Cost $27,265) (4), (7), (8)	28,335	57,278	0.01%
Total Data Processing, Hosting, and Related Services		1,489,226

Depository Credit Intermediation (0.17%)
Doral Holdings, LP Interest
(Acquired 7/12/07, Cost $4,151,971) (4), (7)	4,151,971	668,010	0.17%

Electric Power Generation, Transmission and Distribution (0.39%)
Mach Gen, LLC, Common Units
(Acquired 8/17/05, 11/9/05, 12/14/05, 12/19/05 and 11/12/08, Cost $4,628,644) (4), (7)	9,740	1,526,258	0.39%
Mach Gen, LLC, Warrants to purchase Warrant Units
(Acquired 8/17/05, 11/9/05, 12/14/05, 12/19/05 and 11/12/08, Cost $808,945) (4), (7)	3,929	11,787	-
Total Electric Power Generation, Transmission and Distribution		1,538,045

Industrial Machinery Manufacturing (0.02%)
GSI Group, Inc., Common Stock
(Acquired 8/20/08, Cost $822,739) (4), (7)	157,119	77,774	0.02%

Other Electrical Equipment and Component Manufacturing (6.72%)
EaglePicher Holdings, Inc., Common Stock
(Acquired 3/9/05, Cost $16,009,993) (2), (3), (4), (7), (9), (10)	854,400	26,264,256	6.72%

Plastics Product Manufacturing (7.07%)
Pliant Corporation, Common Stock
(Acquired 07/19/06, Cost $91) (4), (7), (11)	217	-	-
Pliant Corporation, 13% PIK, Preferred Stock (4)	2,870	-	-
Radnor Holdings, Series A Convertible Preferred Stock
(Acquired 10/27/05, Cost $7,163,929) (4), (7)	7,874,163	-	-
Radnor Holdings, Common Stock
(Acquired 7/31/06, Cost $60,966) (4), (7)	30	-	-
Radnor Holdings, Non-Voting Common Stock
(Acquired 7/31/06, Cost $628,814) (4), (7)	305	-	-
Radnor Holdings, Warrants for Common Stock
(Acquired 10/27/05, Cost $594) (4), (7)	1	-	-

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2009

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Equity Securities (continued)
Radnor Holdings, Warrants for Non-Voting Common Stock
(Acquired 10/27/05, Cost $594) (4), (7)	1	$-	-
WinCup, Inc., Common Stock
(Acquired 11/29/06, Cost $31,020,365) (2), (3), (4), (7), (9)	31,020,365	27,640,740	7.07%
Total Plastics Product Manufacturing		27,640,740

Satellite Telecommunications (1.30%)
WildBlue Communications, Inc., Warrants to Purchase Common Stock
(Acquired 8/16/08, Cost $508,737) (2), (4), (7)	39,225	5,055,318	1.30%

Semiconductor and Other Electronic Component Manufacturing (0.04%)
TPG Hattrick Holdco, LLC, Common Units
(Acquired 4/21/06, Cost $1,630,062) (4), (7)	969,092	148,368	0.04%

Wired Telecommunications Carriers (0.54%)
NEF Kamchia Co-Investment Fund, LP Interest
(Acquired 7/30/07, Cost $2,439,543) - (Cayman Islands) (4), (6), (7)	1,779,000	2,097,951	0.54%

Total Equity Securities (Cost $115,451,049)		122,463,642

Total Investments (Cost $405,411,444) (12)		317,298,118

Cash and Cash Equivalents (18.80%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.05%,
Collateralized by Federal Home Loan Bank Discount Note	$1,834,197	1,834,197	0.47%
Chevron Funding Corporation, Commercial Paper, 0.17%, due 7/1/09	$6,500,000	6,500,000	1.66%
Wells Fargo & Company, Commercial Paper, 0.05%, due 7/1/09	$5,000,000	5,000,000	1.28%
Toyota Motor Credit Corporation, Commercial Paper, 0.18%, due 7/2/09	$15,000,000	14,999,925	3.84%
Chevron Funding Corporation, Commercial Paper, 0.14%, due 7/8/09	$5,000,000	4,999,864	1.28%
Chevron Funding Corporation, Commercial Paper, 0.16%, due 7/8/09	$4,000,000	3,999,875	1.02%
UBS Finance, Commercial Paper, 0.17%, due 7/13/09	$5,000,000	4,999,717	1.28%
General Electric Capital Corporation, Commercial Paper, 0.15%, due 7/15/09	$10,000,000	9,999,417	2.56%
Wells Fargo & Company, Commercial Paper, 0.20%, due 7/22/09	$5,000,000	4,999,417	1.28%
Union Bank of California, Commercial Paper, 0.15%, due 7/29/09	$15,000,000	14,998,250	3.84%
Cash Denominated in Foreign Currencies (Cost $59,493)	€46,279	64,943	0.02%
Cash Held on Account at Various Institutions	$1,077,686	1,077,686	0.27%
Total Cash and Cash Equivalents		73,473,291

Total Cash and Investments		$390,771,409	100.00%

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2009

Notes to Statement of Investments

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933.  Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Priced by an independent third party pricing service.

(2A)	Average quote obtained from multiple broker-dealers.

(3)
Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer). Changes to investments in securities of affiliated issuers during the nine months ended June 30, 2009 were as follows:

Security	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period

EaglePicher Holdings, Inc., Common Stock	$26,559,024	$-	$-	$26,264,256

EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12	2,269,275	-	(17,775)	2,235,395

EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13	2,033,184		-	1,843,472

Gores I SF Luxembourg S.àr.1. Ordinary Shares	-	115,735	-	206,762

Gores I SF Luxembourg S.àr.1. Tracking Preferred Equity Certificates	-	11,457,757	-	20,024,394

Online Resources Corporation, Series A-1 Convertible Preferred Stock	24,091,246	-	-	30,341,617

Online Resources Corporation, Common Stock	4,270,042	-	-	3,429,223

TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10.0% PIK, due 5/31/10	6,537,889	591,194	-	7,578,886

WinCup, Inc., Common Stock	16,795,305	-	-	27,640,740

WinCup, Inc., Term Loan C-2, LIBOR + 14.5% PIK, due 5/29/10	3,011,870	374,664	-	3,408,863

(4)	Non-income producing security.

(5)	Priced at NASDAQ closing price.

(6)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(7)	Restricted security.

(8)	Priced by the investment manager.

(9)	Investment is not a controlling position.

(10)	The Company's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(11)	The Company may demand registration of the shares as part of a majority (by interest) of the registrable shares of the issuer, or in connection with an initial public offering by the issuer.

(12)	Includes investments with an aggregate fair value of $6,597,508 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $45,171,060 and $91,809,045, respectively. Aggregate purchases include investment assets received as payment in kind.  Aggregate sales include principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purpose, excluding cash and cash equivalents, was $405,411,444.  Net unrealized depreciation aggregated $88,410,482, of which $33,604,197 related to appreciated investment securities and $122,014,679 related to depreciated investment securities.

The total value of restricted securities and bank debt as of June 30, 2009 was $303,663,436 or 77.71% of total cash and investments of the Company.

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2009

Swaps at June 30, 2009 were as follows:

Instrument	Notional Amount	Fair Value

Euro/US Dollar Cross Currency Basis Swap, Pay Euros / Receive USD, Expires 5/17/12	$ 8,747,398	$ (297,156)

See accompanying notes.

On October 1, 2008, the Company adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), which defines fair value, expands disclosures about fair value measurements, and establishes a hierarchy that prioritizes the inputs used to measure fair value. The adoption of FAS 157 did not have a material impact on the Company’s financial statements. The level category in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.  At June 30, 2009, the investments of the Company were categorized as follows:

Level	Basis for Determining Fair Value	Aggregate Value
1	Quoted prices in active markets for identical assets	$3,429,223
2	Other observable market inputs*	56,513,810
3	Independent third-party pricing sources that employ significant unobservable inputs	253,615,404
3	Internal valuations with significant unobservable inputs	3,739,681

* E.g. quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the nine months ended June 30, 2009 were as follows:

	Independent Third Party Valuation	Investment Manager Valuation
Beginning balance	$291,855,636	$6,434,678
Net realized and unrealized gains (losses)	(19,639,192)	(12,919,188)
Net acquisitions and dispositions	(28,583,887)	(311,180)
Net transfers into (out of) category	9,982,847	10,535,371
Ending balance	$253,615,404	$3,739,681

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(15,757,027)	$(12,919,188)

ITEM 2. CONTROLS AND PROCEDURES.

(a)           The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)           Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By:  /s/ Hugh Steven Wilson
      ------------------------------------------
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Hugh Steven Wilson
      ------------------------------------------
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  August 28, 2009

By:  /s/ Paul L. Davis
      ------------------------------------------
Name:  Paul L. Davis
Title:  Chief Financial Officer
Date:  August 28, 2009